Consolidated Statements of Operations and Comprehensive (Loss)/Income (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Related Party
Revenue related parties	¥ 34,107	¥ 147,921	¥ 44,710